CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Additional paid-in capital	Class A, Ordinary	Retained Earnings (Accumulated Deficit)	Class B, Ordinary	Statutory Surplus Reserve	Accumulated other comprehensive loss	Paranovus Entertainment Technology Ltd shareholders Equity	Noncontrolling Interest
Balance, shares at Mar. 31, 2022			67,004,583	12,095,100
Balance, amount at Mar. 31, 2022	$ 77,414,604	$ 53,871,226	$ 33,502	$ 12,285,281	$ 6,048	$ 7,622,765	$ 4,306,536	$ 78,125,358	$ 710,754
Ordinary shares issued for cash, shares			3,000,000
Ordinary shares issued for cash, amount	6,000,000	5,970,000	$ 30,000	$ 0	0	0	0	6,000,000	0
Share consolidation, shares			63,504,908	11,632,845
Share consolidation, amount	0	0		$ 0	0	0	0	0	0
Business acquisition (Note 11), shares			1,375,000
Business acquisition (Note 11), amount	7,081,250	7,067,500	$ 13,750	$ 0	0	0	0	7,081,250	0
Convention of Class A Ordinary shares into Class B Ordinary shares, shares			150,000	150,000
Convention of Class A Ordinary shares into Class B Ordinary shares, amount	0	0	$ 75	$ 0	75	0	0	0	0
Net (loss)	(72,187,116)	0	0	71,738,874	0	0	0	71,738,874	448,242
Foreign currency translation adjustments	(4,435,667)	0	0		0	0	4,708,655	4,708,655	272,988
Balance, amount at Mar. 31, 2023	13,873,071	66,908,726	$ 77,177	59,453,593	$ 6,123	7,622,765	402,119	14,759,079	886,008
Balance, shares at Mar 31, 2025 at Mar. 31, 2023			7,724,675		612,255
Net (loss)	(9,927,324)	0	$ 0	4,289,195	$ 0	0	0	4,289,195	198,867
Foreign currency translation adjustments	3,222,698	0	$ 0	0	0	0	2,947,738	2,947,738	274,960
Share cancellation, shares			(1,000,000)
Share cancellation, amount	2,000,000	1,990,000	$ 10,000	0	0	0	0	2,000,000	0
Discontinued operations - disposal	5,836,996	0	0	1,785,769	0	7,622,765	0	5,836,996	0
Balance, amount at Mar. 31, 2024	5,168,445	64,918,726	$ 67,177	61,957,019	$ 6,123	0	2,545,619	5,580,626	412,181
Balance, shares at Mar 31, 2025 at Mar. 31, 2024			6,724,675		612,255
Ordinary shares issued for cash, shares			60,000,000
Ordinary shares issued for cash, amount	27,000,000	26,400,000	$ 600,000	0	$ 0	0	0	27,000,000	0
Net (loss)	(8,305,429)	0	0	7,002,647	0	0	0	7,002,647	0
Foreign currency translation adjustments	(18,297)	0	0	0	0	0	18,297	18,297	0
Discontinued operations - disposal	890,601			1,302,782				1,302,782	412,181
Business combination	4,745,697	0	0		0	0	0		4,745,697
Balance, amount at Mar. 31, 2025	$ 29,002,597	$ 91,318,726	$ 667,177	$ 70,262,448	$ 6,123	$ 0	$ 2,527,322	$ 24,256,900	$ 4,745,697
Balance, shares at Mar 31, 2025 at Mar. 31, 2025			66,724,675		612,255